Income Taxes - Provision for income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current year expense	$ 648.8	$ 616.8
Adjustments to prior years' income taxes	(8.7)	(10.0)
Current income tax	640.1	606.8
Deferred income tax:
Origination and reversal of temporary differences	193.4	474.0
Adjustments to prior years' deferred income taxes	(20.1)	11.7
Deferred income tax	173.3	485.7
Provision for income taxes	$ 813.4	$ 1,092.5